Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 13,737	$ 11,575	$ 38,207	$ 34,551
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	5,171	4,966	15,577	14,791
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	1,162	1,580	3,861	5,002
United States
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	6,533	4,126	16,146	11,831
Rest of World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 871	$ 903	$ 2,623	$ 2,927